AB Cap Fund, Inc.

AB Global Core Equity Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Information Technology – 21.1%
Electronic Equipment, Instruments & Components – 0.5%
IPG Photonics Corp.(a)	76,150	$12,062,160

IT Services – 5.3%
Akamai Technologies, Inc.(a)	260,437	27,239,106
Cognizant Technology Solutions Corp. - Class A	962,039	71,392,914
Visa, Inc. - Class A	164,529	36,648,834

		135,280,854

Semiconductors & Semiconductor Equipment – 2.7%
Applied Materials, Inc.	413,899	53,281,218
Infineon Technologies AG	390,430	15,967,888

		69,249,106

Software – 9.2%
Microsoft Corp.	454,255	128,063,570
SAP SE	503,925	68,145,383
VMware, Inc. - Class A(a) (b)	259,500	38,587,650

		234,796,603

Technology Hardware, Storage & Peripherals – 3.4%
Samsung Electronics Co., Ltd.	1,395,829	86,533,862

		537,922,585

Health Care – 16.4%
Health Care Equipment & Supplies – 3.8%
Koninklijke Philips NV	1,174,493	52,179,109
Medtronic PLC	366,382	45,925,984

		98,105,093

Health Care Providers & Services – 5.6%
Anthem, Inc.	332,441	123,934,005
Henry Schein, Inc.(a)	233,255	17,764,701

		141,698,706

Life Sciences Tools & Services – 1.6%
Thermo Fisher Scientific, Inc.	72,522	41,433,994

Pharmaceuticals – 5.4%
AstraZeneca PLC (Sponsored ADR)	385,914	23,177,995
Roche Holding AG	171,062	62,432,493
Sanofi	532,189	51,230,668

		136,841,156

		418,078,949

Financials – 15.8%
Banks – 1.7%
ABN AMRO Bank NV (GDR)(a) (c)	1,528,460	22,051,664
Jyske Bank A/S(a)	483,532	20,847,709

		42,899,373

Capital Markets – 11.0%
BlackRock, Inc. - Class A	45,375	38,054,198

Company	Shares	U.S. $ Value

CME Group, Inc. - Class A	107,958	$20,876,918
Credit Suisse Group AG (REG)	3,559,065	35,150,261
Euronext NV(c)	123,535	13,980,554
Goldman Sachs Group, Inc. (The)	103,904	39,278,829
Julius Baer Group Ltd.	815,634	54,190,489
London Stock Exchange Group PLC	197,679	19,809,063
Moody’s Corp.	164,522	58,423,408
Singapore Exchange Ltd.	347,100	2,541,074

		282,304,794

Consumer Finance – 1.5%
American Express Co.	226,440	37,935,493

Diversified Financial Services – 0.8%
Groupe Bruxelles Lambert SA	187,759	20,652,681

Insurance – 0.8%
PICC Property & Casualty Co., Ltd. - Class H	20,712,000	20,092,057

		403,884,398

Communication Services – 12.4%
Diversified Telecommunication Services – 1.5%
Comcast Corp. - Class A	696,223	38,939,752

Entertainment – 2.1%
Electronic Arts, Inc.	265,547	37,774,061
Nintendo Co., Ltd.	34,700	16,582,535

		54,356,596

Interactive Media & Services – 8.2%
Alphabet, Inc. - Class C(a)	41,087	109,509,592
Facebook, Inc. - Class A(a)	290,731	98,671,194

		208,180,786

Wireless Telecommunication Services – 0.6%
SoftBank Group Corp.	262,000	15,139,745

		316,616,879

Consumer Discretionary – 12.0%
Automobiles – 1.4%
Toyota Motor Corp.(b)	1,988,500	35,429,872

Diversified Consumer Services – 1.3%
Service Corp. International/US	531,487	32,027,407

Hotels, Restaurants & Leisure – 2.3%
Compass Group PLC(a)	1,383,997	28,304,361
Galaxy Entertainment Group Ltd.(a)	6,046,000	31,022,216

		59,326,577

Internet & Direct Marketing Retail – 6.5%
Alibaba Group Holding Ltd. (ADR)(a)	240,787	35,648,515
Amazon.com, Inc.(a)	19,321	63,470,258
Prosus NV(a)	843,480	67,513,035

		166,631,808

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.5%
Kering SA	17,664	$12,546,053

		305,961,717

Industrials – 10.5%
Building Products – 3.2%
Otis Worldwide Corp.	987,655	81,264,253

Commercial Services & Supplies – 0.3%
Secom Co., Ltd.	92,500	6,690,343

Electrical Equipment – 0.6%
Vertiv Holdings Co.	677,456	16,319,915

Industrial Conglomerates – 1.4%
3M Co.	199,409	34,980,327

Machinery – 4.1%
Dover Corp.	266,168	41,389,124
Parker-Hannifin Corp.	120,300	33,638,286
Volvo AB - Class B	1,318,185	29,430,441

		104,457,851

Professional Services – 0.9%
RELX PLC	826,991	23,939,389

		267,652,078

Consumer Staples – 4.8%
Beverages – 4.8%
Asahi Group Holdings Ltd.	1,115,335	53,820,920
Coca-Cola Co. (The)	1,305,947	68,523,039

		122,343,959

Energy – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
LUKOIL PJSC (Sponsored ADR)	273,130	25,867,719
Neste Oyj	249,154	14,055,362
Royal Dutch Shell PLC - Class B	1,401,012	31,041,688

		70,964,769

Real Estate – 1.7%
Real Estate Management & Development – 1.7%
CBRE Group, Inc. - Class A(a)	446,401	43,461,601

Materials – 1.4%
Chemicals – 1.4%
Linde PLC	118,808	34,855,891

Utilities – 0.5%
Electric Utilities – 0.5%
Iberdrola SA(b)	1,246,201	12,537,323

Total Common Stocks (cost $2,066,850,976)		2,534,280,149

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $4,581,339)		4,581,339	$4,581,339

	Principal Amount (000)

Time Deposits – 0.1%
BBH Grand Cayman (1.42)%, 10/01/2021	CHF	33	35,183
(0.46)%, 10/01/2021	DKK	6	987
3.50%, 10/01/2021	ZAR	13	858
Citibank, London (0.79)%, 10/01/2021	EUR	221	255,576
0.00%, 10/01/2021	GBP	238	320,306
Hong Kong & Shanghai Bank, Hong Kong 0.00%, 10/04/2021	HKD	9	1,193
Hong Kong & Shanghai Bank, Singapore 0.01%, 10/01/2021	SGD	350	257,444
SEB, Stockholm (0.27)%, 10/01/2021	SEK	2,260	258,193
Sumitomo, Tokyo (0.41)%, 10/01/2021	JPY	28,693	257,814

Total Time Deposits (cost $1,387,554)			1,387,554

Total Short-Term Investments (cost $5,968,893)			5,968,893

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $2,072,819,869)			2,540,249,042

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.01%(d) (e) (f) (cost $69,808,972)		69,808,972	69,808,972

Total Investments – 102.4% (cost $2,142,628,841)(g)			2,610,058,014
Other assets less liabilities – (2.4)%			(60,398,222)

Net Assets – 100.0%			$2,549,659,792

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $36,032,218 or 1.4% of net assets.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.
(g)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $517,801,450 and gross unrealized depreciation of investments was $(50,372,277), resulting in net unrealized appreciation of $467,429,173.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

SGD – Singapore Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PJSC – Public Joint Stock Company

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2021 (unaudited)

58.7%	United States
6.3%	United Kingdom
6.0%	Switzerland
5.0%	Japan
4.9%	China
3.5%	Netherlands
3.4%	South Korea
3.3%	Germany
2.5%	France
1.2%	Macau
1.2%	Sweden
1.0%	Russia
0.8%	Denmark
2.0%	Other
0.2%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.8% or less in the following: Belgium, Finland, Singapore and Spain.

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$367,275,452	$170,647,133		$-0-	$537,922,585
Health Care	252,236,679	165,842,270		-0-	418,078,949
Financials	208,549,400	195,334,998		-0-	403,884,398
Communication Services	284,894,599	31,722,280		-0-	316,616,879
Consumer Discretionary	131,146,180	174,815,537		-0-	305,961,717
Industrials	207,591,905	60,060,173		-0-	267,652,078
Consumer Staples	68,523,039	53,820,920		-0-	122,343,959
Energy	24,550,071	46,414,698		-0-	70,964,769
Real Estate	43,461,601	-0-		-0-	43,461,601
Materials	34,855,891	-0-		-0-	34,855,891
Utilities	-0-	12,537,323		-0-	12,537,323
Short-Term Investments:
Investment Companies	4,581,339	-0-		-0-	4,581,339
Time Deposits	-0-	1,387,554		-0-	1,387,554
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	69,808,972	-0-		-0-	69,808,972

Total Investments in Securities	1,697,475,128	912,582,886	†	-0-	2,610,058,014
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$1,697,475,128	$912,582,886		$-0-	$2,610,058,014

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2021 is as follows:

Fund	Market Value 6/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,187	$86,056	$87,662	$4,581	$1
Government Money Market Portfolio*	97,978	57,540	85,709	69,809	1
Total				$74,390	$2

*	Investment of cash collateral for securities lending transactions.